Acquisitions, Investments and Disposals	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions, Investments and Disposals
3.	ACQUISITIONS, INVESTMENTS AND DISPOSALS

As disclosed in the preceding note, the Group experienced significant growth through acquisitions. The following describes business combinations between January 1, 2011 and December 31, 2013.

(a)	Cognor Stahlhandel GmbH

On September 25, 2012, the Group acquired a 100% interest in Cognor Stahlhandel GmbH (“Cognor”), a metallurgical trader located in Austria, for $29,056 paid in cash. Before the acquisition, the 100% of the shares of Cognor were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s strategy to expand its sales network and enlarge its client base. Cognor is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Cognor are included in the consolidated financial statements from the date of acquisition of control, September 25, 2012. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)
Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Goodwill of $61,949 arising from the Group’s acquisition of Cognor represented expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. As a result of the impairment analysis, an impairment loss of $62,118 for the year ended December 31, 2012 was recognized (Note 23).

(b)	Lomprom Rostov

On November 22, 2012, the Group acquired 100% of the shares of Lomprom Rostov, a factory performing collection and storage of scrap metal located in Shakhty, Russia, for a consideration of $100 paid in cash. Before the acquisition, the 100% of the shares of Lomprom Rostov were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 9(a)). The acquisition is consistent with the Group’s program to decrease the cost of steel products production, in particular, the cost of production based on smelt-furnace. Lomprom Rostov, subsequently renamed into Mechel Vtormet Rostov, is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Lomprom Rostov are included in the consolidated financial statements from the date of acquisition of control, November 22, 2012.

In the consolidated financial statements for the year ended December 31, 2012, the purchase price allocation was preliminary, pending the receipt of the final property, plant and equipment and other identifiable asset appraisal. During the first half of 2013, the Group completed the valuation of assets and finalized the purchase price allocation for Lomprom Rostov.

The following table summarizes the provisional values and adjustments to them to arrive to the final fair values of assets acquired and liabilities assumed at the date of acquisition of control:

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	76	—	76
Other current assets	4,758	—	4,758
Property, plant and equipment	23,371	(401)	22,970
Other non-current assets	2	—	2
Current liabilities	(18,404)	—	(18,404)
Non-current liabilities	(22,416)	—	(22,416)
Deferred income taxes	(117)	80	(37)

Fair value of net assets acquired	(12,730)	(321)	(13,051)
Goodwill	12,830	321	13,151

Total investment	100	—	100

Goodwill of $13,151 arising from the Group’s acquisition of Lomprom Rostov represents expected benefits from the synergies related to the reduction in production costs from using scrap in the Group’s subsidiaries melting operations. The results of Lomprom Rostov as discontinued operations are included in the Steel segment.

(c)	Discontinued operations

Toplofikatsia Rousse

On December 13, 2012, the Group entered into an agreement with a third party to sell 100% of the shares of TPP Rousse for a consideration of $37,757. The transfer of shares was completed on July 5, 2013. The disposal of TPP Rousse is aligned with the revised strategy aimed at restructuring the Group`s assets and development of its core businesses.

The receivables under the sale and purchase agreement and intercompany receivables for the coal supply that existed as of the date of disposal are secured in favor of the Group by the pledge of TPP Rousse shares and receivables of TPP Rousse for electricity sold. As of December 31, 2013 and 2012, accounts receivable due to the Group amounted to $16,920 and $18,388, respectively. The intragroup sales to TPP Rousse included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $9,449, $35,248 and $33,851 during the years ended December 31, 2013, 2012 and 2011, respectively.

In the previous periods, the Group’s transactions with TPP Rousse were mainly represented by the coal supply to TPP Rousse, which are likely to be ceased after the disposal of this entity. The Group will not have any significant continuing involvement in the operations of TPP Rousse after the disposal transaction.

As at December 31, 2012, the Group classified TPP Rousse as held for sale (assets and liabilities of discontinued operations) and excluded the result of TPP Rousse from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Following the classification of TPP Rousse as held for sale, the fair value of net assets was determined. The impairment loss of goodwill and long-lived assets of $82,742 and $13,031, respectively, for the year ended December 31, 2012 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. No additional impairment was recognized during 2013. The impairment loss was recognized in consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Revenue, net	18,595	37,010	38,991
Loss from discontinued operations before income taxes	(262)	(110,668)	(9,240)
Income tax benefit	209	2,239	870

Loss from discontinued operations, net of income tax	(53)	(108,429)	(8,370)

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	July 5, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	3,572	3,035
Accounts receivable, net of allowance for doubtful accounts	9,589	5,681
Inventories	3,244	5,854
Prepayments and other current assets	489	533
Property, plant and equipment and other non-current assets, net	41,146	44,120

Total current assets of discontinued operations	58,040	59,223

Accounts payable and accrued expenses	21,721	3,800
Short-term borrowings and current portion of long-term debt	—	12,234
Other current liabilities	1,536	1,767

Total current liabilities of discontinued operations	23,257	17,801

The result of TPP Rousse as discontinued operations was included in the Power segment. The result of TPP Rousse for the year ended December 31, 2013 includes gain on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 5, 2013
Consideration received	37,757
Net assets disposed of	(34,783)
Accumulated currency translation adjustment attributable to disposal of TPP Rousse transferred to the current period income (loss)	2,633

Gain on disposal of TPP Rousse	5,607

DEMP

On December 7, 2013, the Group received a binding offer from a third party to acquire 100% of the shares of Donetsk Electrometallurgical Plant (“DEMP”) for the consideration of $80,000. The amount of $20,000 should be paid as of the date of disposal. The remaining balance of $60,000 should be paid within two years after the disposal date under the interest-free loan agreement. The last payment should be made not later than December 31, 2014. The buyer reimburses the seller expenses for financing operating activity since January 1, 2014. The transfer of shares requires obtaining a regulatory approval and is expected to be completed before July 31, 2014. The disposal of DEMP is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

As of December 31, 2013, the outstanding balance of loans issued by the Group to DEMP amounted to $81,082. Other intercompany transactions are not significant and are likely to be ceased after the disposal of this entity. The Group will not have significant continuing involvement in the operations of DEMP after the disposal transaction.

As of December 31, 2013 and 2012, the Group classified DEMP as held for sale (assets and liabilities of discontinued operations) and excluded the result of DEMP from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Following the classification of DEMP as held for sale, the fair value of net assets of this entity was determined. The impairment of long-lived assets of $151,068 for the year ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of DEMP presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013 and 2012:

	Years ended
	2013	December 31, 2012	December 31 2011
Revenue, net	100,320	362,707	19,006
Loss from discontinued operations before income taxes	(206,704)	(256,980)	(4,797)
Income tax benefit	28,944	4,920	174

Loss from discontinued operations, net of income tax	(177,760)	(252,060)	(4,623)

Based on the result of impairment analysis of goodwill performed by the Group during the year ended December 31, 2012, an impairment loss of $205,522 was recognized. The result of impairment loss is included in the result from discontinued operations of the Group for the year ended December 31, 2012.

The Group started transactions with DEMP in 2010. These transactions were carried to expand the Group’s operations and products range on the steel market and allowing DEMP access to the Group’s sales network. The Group was mostly involved in reselling the goods produced by DEMP on the domestic and the export markets.

During the year ended December 31, 2011, before the acquisition in December 22, 2011, the Group had the following transactions with DEMP that are included in continuing operations of the Group

2011
Revenues
Steel segment products sales	372,871
Costs and expenses
Cost of goods for resale	(346,568)

Net income	26,303

The carrying amounts of the major classes of assets and liabilities of DEMP presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	6,014	125
Accounts receivable, net of allowance for doubtful accounts	2,831	9,916
Inventories	36,289	35,649
Prepayments and other current assets	64,225	64,829
Property, plant and equipment, net	38,162	—

Total current assets of discontinued operations	147,521	110,519

Property, plant and equipment, net	—	227,706

Total non-current assets of discontinued operations	—	227,706

Accounts payable and accrued expenses	23,542	48,497
Pension obligations	10,225	888
Deferred income taxes	—	—
Other current liabilities	52,796	—

Total current liabilities of discontinued operations	86,563	49,385

Pension obligations	—	10,387
Deferred income taxes	—	28,944
Other non-current liabilities	—	8,156

Total non-current liabilities of discontinued operations	—	47,487

The results of DEMP as discontinued operations are included in the Steel segment.

Invicta

On July 18, 2013, the Group entered into an agreement with a third party to sell 100% of the shares of Invicta Merchant Bar Limited (“Invicta”) for the total consideration of $1,668. The transfer of shares was completed on the same date. The disposal of Invicta was aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

In the previous periods, the Group’s transactions with Invicta mainly consisted of the steel products resale, which are likely to be ceased after the disposal of this entity. The Group will not have significant continuing involvement in the operations of Invicta after the disposal transaction. Intercompany purchases of Invicta’s tolling services amounted to $18 and $4,551 during the years ended December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the Group classified Invicta as held for sale (assets and liabilities of discontinued operations) and excluded the result of Invicta from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Following the classification of Invicta as held for sale, the fair value of net assets of this entity was determined. The impairment of goodwill and long-lived assets of $2,768 and $4,198, respectively, for the year ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of Invicta presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013, 2012 and 2011:

	Years ended
	December 31, 2013	December 31, 2012	December 31, 2011
Revenue, net	9,761	12,642	7,080
Loss from discontinued operations before income taxes	(13,303)	(3,588)	(2,723)
Income tax benefit	—	—	—

Loss from discontinued operations, net of income tax	(13,303)	(3,588)	(2,723)

The Group started transactions with Invicta Merchant Bar in 2010. These transactions were carried to expand the Group’s operations and products range on the steel market and allowing Invicta access to the Group’s sales network. The Group was mostly involved in reselling the goods produced by Invicta on the domestic and the export markets.

During the year ended December 31, 2011, before the acquisition in August 2011, the Group had the following transactions with Invicta that are included in continuing operations of the Group:

2011
Revenues
Steel segment products sales	28,576
Costs and expenses
Cost of goods for resale	(28,916)

Total expenses	(340)

The carrying amounts of the major classes of assets and liabilities of Invicta presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of July 18, 2013 and December 31, 2012:

	July 18, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	44	163
Accounts receivable, net of allowance for doubtful accounts	8	183
Inventories	543	579
Prepayments and other current assets	191	947
Property, plant and equipment, net	2,864	8,019
Goodwill	—	2,980

Total current assets of discontinued operations	3,650	12,871

Accounts payable and accrued expenses	1,855	1,052
Other current liabilities	127	79

Total current liabilities of discontinued operations	1,982	1,131

The result of Invicta as discontinued operations was included in the Steel segment. The result of Invicta for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 18, 2013
Consideration received	1,668
Net assets disposed of	(1,668)
Accumulated currency translation adjustment attributable to disposal of Invicta transferred to the current period income (loss)	229

Gain on disposal of Invicta	229

Mechel Vtormet Rostov (former Lomprom Rostov)

On July 17, 2013, the Group entered into an agreement with a third party to sell 100% of the shares of Lomprom Rostov for the total consideration of $517. The transfer of shares was completed on the same date. The disposal of Lomprom Rostov was aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

Loan issued by the Group to Lomprom Rostov in the amount of $6,121 and $4,720 (including interest payables) as of December 31, 2013 and 2012, respectively is expected to be fully repaid till August 2015. Other intercompany transactions are not significant and likely to be ceased after the disposal of this entity. The Group will not have any significant continuing involvement in the operations of Lomprom Rostov after the disposal transaction.

As of December 31, 2013 and 2012, the Group classified Lomprom Rostov as held for sale (assets and liabilities of discontinued operations) and excluded the result of Lomprom Rostov from continuing operations and reported as discontinued operations for the twelve months ended December 31, 2013 and prior periods.

Following the classification of Lomprom Rostov as held for sale, the fair value of net assets of this entity was determined. The impairment loss of goodwill of $2,597 for the twelve months ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax”.

The intragroup sales to the discontinued component included in revenue from continuing operations in the consolidated financial statement of operations and comprehensive income (loss) amounted to $19,977 during the year ended December 31, 2012.

The results of Lomprom Rostov presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	July 17, 2013	December 31, 2012
Revenue, net	151,307	25,765
Gain (loss) from discontinued operations before income taxes	4,479	(455)
Income tax benefit	1,585	280

Gain (loss) from discontinued operations, net of income taxes	6,064	(175)

The carrying amounts of major classes of assets and liabilities of disposed companies were as follows as of:

	July 17, 2013	December 31, 2012
Cash and cash equivalents	2,166	111
Accounts receivable, net of allowance for doubtful accounts	18,687	20,374
Inventories	829	14,236
Prepayments and other current assets	4,428	2,743
Property, plant and equipment, net	21,164	24,122
Goodwill	9,862	12,830

Total current assets of discontinued operations	57,136	74,416

Accounts payable and accrued expenses	25,504	27,466
Short-term borrowings and current portion of long-term debt	30,720	27,089
Other current liabilities	—	—

Total current liabilities of discontinued operations	56,224	54,555

The result of Lomprom Rostov as discontinued operations was included in the Steel segment. The result of Lomprom Rostov for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 17, 2013
Consideration received	517
Net assets disposed of	(912)
Accumulated currency translation adjustment attributable to disposal of Lomprom Rostov transferred to the current period income (loss)	5,272

Gain on disposal of Lomprom Rostov	4,877

TFP, Voskhod-Oriel, Voskhod-Chrome, Voskhod Trading

On July 10, 2013, the Group entered into a sale and purchase agreement with a third party to sell 100% of the share capital of Tikhvin Ferroalloy plant (“TFP”), Voskhod-Oriel LLP (“Voskhod-Oriel”), Voskhod-Chrome LLP (“Voskhod-Chrome”) and Voskhod Trading LLP (“Voskhod Trading”) for a consideration of $425,000. The transfer of shares was completed on December 27, 2013 and the amount of consideration was received in full till the end of the year less income tax of $1,000 withheld by the seller in favor of the government of the Republic of Kazakhstan. The Group also expects to receive $15,096 from the buyer as reimbursement of cash, which was held on bank accounts of disposed companies at the date of disposal, as part of consideration under the sale and purchase agreement. The additional expenses related to the bargain were presented mainly by consulting services of third party banks and amounted to $8,738. The disposal of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The Group concluded that the disposed companies met the criteria of discontinued operations and excluded the result of disposed component from continuing operations and reported them as discontinued operations for the period ended December 27, 2013 and prior periods.

The intragroup sales to the discontinued component included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $5,063, $7,675 and $11,400 during the years ended December 31, 2013, 2012 and 2011, respectively. The intragroup purchases from the discontinued component included in cost of sales of continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $16,362, $18,095 and $31,487 during the years ended December 31, 2013, 2012 and 2011, respectively. Revenue from intragroup sales of $17,294, $17,992 and $35,912 during the years ended December 31, 2013, 2012 and 2011, respectively, was included net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The Group’s transactions with the discontinued component were mainly represented by the energy, coal supply to TFP and by the sales of ferroalloy by TFP to Chelyabinsk Metallurgical Plant (“CMP”) and Izhstal, which are likely to be ceased after the disposal of this entity. The Group will not have significant continuing involvement in the operations of the discontinued component after the disposal transaction.

Following the classification of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as held for sale, the fair value of net assets was determined. The impairment of property, plant and equipment of $32,712 and of mineral licenses of $842,052 for the year ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 27, 2013	December 31, 2012	December 31, 2011
Revenue, net	159,040	197,894	155,442
Loss from discontinued operations before income taxes	(1,370,570)	(71,787)	(14,240)
Income tax benefit (expense)	214,894	7,300	(6,710)

Loss from discontinued operations, net of income tax	(1,155,676)	(64,487)	(20,950)

Revenue from sales of ferroalloys to related parties (Zlatoust Metallurgical Plant, Metallurg-Trust) in the amount of $1,858, $6,352 and $5,190 in the years ended December 31, 2013, 2012 and 2011, respectively, was presented net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The carrying amounts of major classes of assets and liabilities of disposed companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	December 27, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	16,161	990
Accounts receivable, net of allowance for doubtful accounts	1,645	822
Due from related parties, net of allowance	—	2,294
Inventories	16,660	22,790
Deferred income tax	6,172	3,123
Prepayments and other current assets	16,978	13,717
Other long-term investments	183	187
Property, plant and equipment, net	307,505	362,303
Mineral licenses, net	119,458	1,203,536
Other non-current assets	11,556	16,400

Total current assets of discontinued operations	496,318	1,626,162

Short-term borrowings and current portion of long-term debt	—	23,500
Accounts payable and accrued expenses	29,757	21,706
Long-term debt	—	7,833
Deferred income taxes	31,719	252,100
Asset retirement obligation	1,002	1,038

Total current liabilities of discontinued operations	62,478	306,177

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as discontinued operations were included in the Ferroalloy segment. The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading for the year ended December 31, 2013 includes loss on disposal of subsidiaries, which was calculated as follows as of the date of disposal:

December 27, 2013
Consideration received (net of consultancy fees )	430,358
Net assets disposed of	(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(279,196)

Loss on disposal of subsidiaries	(282,678)

SUNP

During the year ended December 31, 2013, the Group made a decision to close Southern Urals Nickel Plant (“SUNP”) without sale. In July of 2013, the Group received an approval from the governmental authorities to abandon the industrial complex. The closure of SUNP is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

On May 25, 2013, the Group approved the plan of staff curtailment according to which a number of SUNP’s personnel were reduced to 274 workers by December 31, 2013.

The intragroup sales to SUNP included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $nil, $75,401 and $149,956 during the years ended December 31, 2013, 2012 and 2011, respectively. The intragroup purchases from SUNP included in cost of sales of continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $1,078, $29,724 and $102,631 during the years ended December 31, 2013, 2012 and 2011, respectively. Revenue from intragroup sales of $nil, $27,194 and $115,133 during the years ended December 31, 2013, 2012 and 2011, respectively, were included net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss). The Group’s transactions with SUNP were mainly represented by the coal, energy and limestone supply to SUNP and by the sales of ferroalloy and industrial scrap by SUNP to CMP and Izhstal.

The Group excluded the result of the company from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

The impairment of property, plant and equipment and nickel mineral license of $965, $93,752 and $nil for the years ended December 31, 2013, 2012 and 2011, respectively, was recognized to reduce the carrying amount of the assets and liabilities of SUNP to their fair value. The impairment of goodwill in the amount of $6,950 was recognized for the year ended December 31, 2012. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of SUNP presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 31, 2013	December 31, 2012	December 31, 2011
Revenue, net	2,607	196,894	378,695
(Loss) income from discontinued operations before income taxes	(17,843)	(178,291)	10,009
Income tax benefit (expense)	—	1,191	(1,369)

(Loss) income from discontinued operations, net of income taxes	(17,843)	(177,100)	8,640

Revenue from sales of ferroalloys to related parties (Zlatoust Metallurgical Plant, DEMP) in the amount of $nil, $8,417 and $16,808 in the years ended December 31, 2013, 2012 and 2011, respectively, was presented net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The carrying amounts of the major classes of assets and liabilities of SUNP in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	201	1,201
Accounts receivable, net of allowance for doubtful accounts	63	1,268
Inventories	1,180	1,421
Prepayments and other current assets	1,822	10,933

Total current assets	3,266	14,823
Property, plant and equipment and other non-current assets, net	5,024	2,046

Total non-current assets	5,024	2,046

Total assets	8,290	16,869

Short-term borrowings and current portion of long-term debt	—	26,509
Accounts payable and accrued expenses	13,376	38,842
Asset retirement obligation	339	579
Pension obligations	—	268
Finance lease liabilities, current portion	—	483

Total current liabilities	13,715	66,681

Asset retirement obligation	8,466	3,150
Pension obligations	—	2,064

Total non-current liabilities	8,466	5,214

Total liabilities	22,181	71,895

The results of SUNP as discontinued operations are included in the Ferroalloy segment.

(d)	Disposal of subsidiaries

During the period from February 15, 2013 through February 18, 2013, the Group disposed of 86.6% interest in Mechel Targoviste S.A., 86.6% interest in Mechel Campia Turzii S.A., 100% interest in Ductil Steel and 90.9% interest in Laminorul S.A. for a nominal consideration of 230 romanian lei ($0.1 as of the date of agreement) paid in cash. The disposal is consistent with the Group’s strategy aimed at development of its core business, in particular consolidating the Group’s leading position as a metallurgical coal producer.

All disposed companies were accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of the dates of disposal were as follows:

February 15-18, 2013
Cash and cash equivalents	547
Other current assets	106,386
Property, plant and equipment	1,530
Other non-current assets	708
Current liabilities	(131,456)
Non-current liabilities	(4,083)

Total net liabilities	(26,368)

Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)
Noncontrolling interests	(37,728)

Loss on disposal of subsidiaries	(80,312)

The fair value of the Group’s net receivables from the disposed companies as of the disposal dates is $nil.

The Group concluded that the disposed companies did not meet the criteria of discontinued operations as of December 31, 2013, because the Group expects that after their disposal there will be significant cash flows from a migration of activities, exceeding a threshold set by the Group of 15% of the cash flows that would have been expected to be generated by the disposed companies absent the disposal transaction.

(e)	Goodwill

Balance at December 31, 2010	884,199

Acquisition of DEMP (Note 3(c)), Steel segment	205,522
Acquisition of other subsidiaries	5,678
Discontinued operation — DEMP (Note 3(e)), Steel segment	(205,522)
Discontinued operation — Invicta, Steel segment	(2,721)
Translation difference	(45,860)

Balance at December 31, 2011	841,296

Acquisition of Cognor (Note 3(a)), Steel segment	61,949
Acquisition of Lomprom (Note 3(b)), Steel segment	12,830
Discontinued operation — Lomprom (Note 3(b)), Steel segment	(12,830)
Impairment (Note 23)	(156,447)
Translation difference	36,017

Balance at December 31, 2012	782,815

Impairment (Note 23)	(38,310)
Translation difference	(56,742)

Balance at December 31, 2013	687,763

Goodwill arising on the above acquisitions is not deductible for tax purposes.

As of December 31, 2012, the gross amount of goodwill and accumulated impairment losses were $939,262 and $156,447, respectively. As of December 31, 2013, the gross amount of goodwill and accumulated impairment losses were $790,122 and $102,359, respectively.

(f)	Noncontrolling interests

The following table summarizes changes in non-controlling interests for the three years ended December 31, 2013, 2012 and 2011:

Balance at December 31, 2010	319,950
Purchase of non-controlling interest in existing subsidiaries by the Group	(20)
Change of non-controlling interest due to restructuring of Mechel Minnig OAO	880
Non-controlling share in subsidiaries’ income	75,562
Translation difference	(25,035)

Balance at December 31, 2011	371,337

Purchase of non-controlling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries	675
Dividends declared to shareholders of Mechel Mining OAO	(8,026)
Dividends declared to shareholders of SKCC	(24,087)
Non-controlling share in subsidiaries’ income	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276

Purchase of non-controlling interest in existing subsidiaries by the Group	(76,080)
Effect from disposal of subsidiaries	37,729
Dividends declared to shareholders of SKCC	(8,876)
Non-controlling share in subsidiaries’ income	5,047
Translation difference	(25,751)

Balance at December 31, 2013	294,345

At various dates during 2013, 2012 and 2011, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2011:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
SKCC	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	—

			(860)	283

Year ended December 31, 2012:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
Izhstal	October	1.63%	435	595
BMP	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Year ended December 31, 2013:	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
TOPM	March	0.21%	652	33
KMP	August-November	4.40%	37,878	29,158
Mechel Mining OAO	November	1.31%	3,043	57,986
Effect of changes in ownership of subsidiaries within the Group	November		34,507	—

			76,080	87,177

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction (Note 18(e)).

On different dates from July through August 2011, the Group acquired 0.03% of voting shares of Tomusinsky Open Pit from third parties for $4 paid in cash. The purchase of non-controlling interest in Tomusinsky Open Pit was accounted for as an equity transaction (Note 18(e)).

In October 2012, the Group acquired 1.63% of voting shares of Izhstal for $595 paid in cash. The purchase of non-controlling interest in Izhstal was accounted for as an equity transaction (Note 18(e)).

In March 2012, the Group acquired 0.03% of voting shares of BMP for $33 paid in cash. The purchase of non-controlling interest in BMP was accounted for as an equity transaction (Note 18(e)).

In March 2013, the Group purchased 0.21% of TOPM from noncontrolling shareholders for $33 paid in cash. The purchase of non-controlling interest in TOPM was accounted for as an equity transaction (Note 18(e)).

On different dates from August 2013 through November 2013, the Group purchased 4.40% of KMP from non-controlling shareholders for $29,158 cash consideration. The purchase of non-controlling interest in KMP was accounted for as an equity transaction (Note 18(e)).

In November 2013, the Group purchased 1.31% of Mechel Mining OAO from the Controlling Shareholder for $57,986 cash consideration. The transaction was accounted for as an equity transaction (Note 18(e)). The Group has 99.999995% of voting shares of Mechel Mining OAO as of December 31, 2013.